LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Sensitivity of Defined Benefit Obligation to Changes) (Details)	Dec. 31, 2018
Interest rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of 10% of the assumption	(0.80%)
Decrease of 10% of the assumption	0.60%
Expected turnover rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of 10% of the assumption	0.30%
Decrease of 10% of the assumption	(0.40%)
Future salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of 10% of the assumption	0.40%
Decrease of 10% of the assumption	(0.40%)